SIGNIFICANT TRANSACTIONS - Significant Transactions in 2021 and 2020 (Details) ₽ in Millions, $ / mHz in Millions, $ in Millions, ৳ in Billions						1 Months Ended		12 Months Ended
	Dec. 01, 2021 USD ($)	Sep. 05, 2021 USD ($)	Sep. 05, 2021 RUB (₽)	Jul. 19, 2021 USD ($)	Jul. 22, 2019 USD ($) numberOfMegahertz $ / mHz	Jun. 30, 2021 USD ($)	Oct. 31, 2020 USD ($)	Dec. 31, 2022 USD ($)		Dec. 31, 2021 USD ($) tower extensionOption		Dec. 31, 2020 USD ($)		Mar. 31, 2021 USD ($) numberOfMegahertz	Mar. 31, 2021 BDT (৳) numberOfMegahertz	Feb. 28, 2021 numberOfMegahertz	Aug. 21, 2019
Investments in subsidiaries
Lease, renewal options | extensionOption										10
Goodwill								$ 394		$ 1,542		$ 2,682
Right-of-use assets								706		1,833		1,734
Trade receivables (including contract assets)								191		185
Total assets held for sale								15,083		15,921
Transfer from OCI to income statement on disposal of subsidiary (reclassification adjustments)								(558)	[1],[2]	0		(96)
(Loss) / gain on disposal of subsidiaries								(88)		0	[3]	0	[3]
Foreign currency translation								(480)	[2]	(200)		$ (623)
Licences
Investments in subsidiaries
Additions				$ 384				384
Service cost liability				65
At amortized cost
Investments in subsidiaries
Trade receivables (including contract assets)								133		148
At amortized cost | Security deposits and cash collateral
Investments in subsidiaries
Trade receivables (including contract assets)								$ 63		$ 49
PTA license renewal
Investments in subsidiaries
License renewal assessment, tax percentage					13.00%
PTA license renewal | At amortized cost | Security deposits and cash collateral
Investments in subsidiaries
Trade receivables (including contract assets)				$ 326
Initial license payment percentage																	50.00%
1800 MHz spectrum | PTA license renewal
Investments in subsidiaries
Frequency bands | numberOfMegahertz					1,800
License renewal assessment, amount per spectrum block | $ / mHz					30
900 MHz spectrum | PTA license renewal
Investments in subsidiaries
Frequency bands | numberOfMegahertz					900
License renewal assessment, amount per spectrum block | $ / mHz					40
License renewal assessment, total amount					$ 450
National Tower Company J C S N T C
Investments in subsidiaries
Increase decrease in number of towers leased | tower										5,000
National Tower Company J C S N T C | Long term lease agreement N T C
Investments in subsidiaries
Number of towers | tower										15,400
National Tower Company J C S N T C
Investments in subsidiaries
Consideration received in cash		$ 945	₽ 70,650
Goodwill		$ 215
Gain on sale of subsidiary	$ 101
National Tower Company J C S N T C | Long term lease agreement N T C
Investments in subsidiaries
Lease term										8 years
Service Telecom Group of Companies
Investments in subsidiaries
Lease term	8 years
Goodwill	$ 168
Right-of-use assets	101
Lease liabilities	$ 718
Lease commitments										$ 263
Banglalink Digital Communications Limited
Investments in subsidiaries
Spectrum cost														$ 115	৳ 10
Proportion of ownership interest in subsidiary								100.00%		100.00%
Banglalink Digital Communications Limited | 9.4 MHz spectrum
Investments in subsidiaries
Frequency bands | numberOfMegahertz														9.4	9.4
Banglalink Digital Communications Limited | 4 MHz spectrum
Investments in subsidiaries
Frequency bands | numberOfMegahertz														4.4	4.4
Banglalink Digital Communications Limited | 1800 MHz spectrum
Investments in subsidiaries
Frequency bands | numberOfMegahertz														1,800	1,800
Banglalink Digital Communications Limited | 5 MHz spectrum
Investments in subsidiaries
Frequency bands | numberOfMegahertz														5	5
Banglalink Digital Communications Limited | 2100 MHz spectrum
Investments in subsidiaries
Frequency bands | numberOfMegahertz														2,100	2,100
Banglalink Digital Communications Limited | 30 MHz spectrum
Investments in subsidiaries
Frequency bands | numberOfMegahertz																30.6
Banglalink Digital Communications Limited | 40 MHz spectrum
Investments in subsidiaries
Frequency bands | numberOfMegahertz														40	40
OTM
Investments in subsidiaries
Consideration received in cash						$ (16)
Proportion of ownership interest in subsidiary						67.00%
VEON Finance Ireland Designated Activity Company
Investments in subsidiaries
Consideration received in cash							$ 51
Proportion of ownership interest in subsidiary								100.00%		100.00%
Total assets held for sale							33
Transfer from OCI to income statement on disposal of subsidiary (reclassification adjustments)							96
(Loss) / gain on disposal of subsidiaries							$ 78

[1]	**Refer to Note 24 for further details with respect to the restatement.
[2]	*Refer to Note 24 for further details with respect to the restatement.
[3]	*Prior year comparatives for the years ended December 31, 2021 and 2020 are adjusted following the classification of Russia as a discontinued operation (see Note 10).